Vanguard International Dividend Appreciation Index Fund Shareholder Fees - ETF Prospectus [Member] - Vanguard International Dividend Appreciation Index Fund - ETF Shares	Oct. 31, 2025 USD ($) [1]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0
Shareholder Fee, Other	$ 0

[1]	None through Vanguard (Broker fees vary)